ACQUISITIONS (Details) $ in Thousands	2 Months Ended	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Apr. 23, 2018 USD ($) a item
Purchase price:
Payments for acquisition of oil and gas properties		$ 220,132
Eagle Ford
ACQUISITIONS
Net acres | a				21,900
Gross producing wells | item				132
Net producing wells | item				98.0
Fair value of assets acquired:
Development and production assets				$ 179,662
Exploration and evaluation assets				43,642
Restoration provision				(7,435)
Trade and other payables				(80)
Net assets acquired				215,789
Purchase price:
Total cash consideration paid				$ 215,789
Consideration adjustment receivable due from sellers			$ 4,400
Revenue	$ 5,300
Net income excluding general and administrative costs and impact of income taxes	$ 1,900